Stock Options - Operating Expenses Include Stock-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 200	$ 18	$ 25	$ 24
Incentive Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense			19	18
Research and development-related [Member] | Incentive Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense			11	9
General and Administrative Expense [Member] | Incentive Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense			$ 8	$ 9